STOCKHOLDERS EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
STOCKHOLDERS EQUITY
STOCKHOLDERS' EQUITY

NOTE 8 – STOCKHOLDERS’ EQUITY

As of September 30, 2024 and December 31, 2023, the Company had 243,632 and 243,632 shares of common stock issued and outstanding (Post split).

On July 1, 2024, the Company’s Board of Directors approved a One for Three Hundred (1-for-450) Reverse Stock Split of the issued and outstanding shares of Common Stock. the financial statements have not been retroactively restated to reflect the split.

On October 12, 2023, the Board of Directors authorize an amendment to the articles of Incorporation to specifically increase the authorized shares to One Billion (1,000,000,000), consisting of; (i) Seven Hundred Million (700,000,000) shares of Common Stock, par value $0.0001 per share, Three Hundred Million (300,000,000) shares of preferred stock, par value $0.0001 per share which are issuable in one or more Series; to designate 10,000,000 preferred shares as Series A Preferred Stock and, (iv) to designate 10,000,000 preferred shares as Series B Preferred Stock.

The Series A Preferred Stock shall rank senior to all Common Stock and any other class of securities that is specifically designated as junior to the Series A Preferred Stock however, does not have the right to vote. The Series A Preferred Stock is entitled to receive dividends from the Issuance Date thereof at the annual rate of three percent (3%) of the Original Issue Price, payable by the Board of Directors in quarterly installments. The Dividends shall cease to accrue on shares of Series A Preferred Stock on the date of any Conversion, as set forth herein. Each share of Series A Preferred Stock shall be convertible at the option of the holder after the One (1) Year anniversary of the Issuance Date, into a number of shares of Common Stock determined by dividing (i) the total number of Series A Preferred Shares being converted by (ii) the Conversion Price (the “Conversion Ratio”). The conversion price for the Series A Preferred Stock (the “Conversion Price”) shall be equal to $1.00 per share, which may be adjusted from time to time as hereinafter provided.

Series B Preferred Stock shall rank senior to all Common Stock and pari passu to the Series A Preferred Stock. Each share of Series B Preferred Stock shall be convertible at the option of the Holder thereof at any time, and from time to time, from and after the One (1) Year anniversary of the Issuance Date, into a number of shares of Common Stock determined by dividing (i) the total number of Series B Preferred Shares being converted by (ii) the Conversion Price The conversion price for the Series B Preferred Stock (the “Conversion Price”) shall be equal to $1.00 per share, which may be adjusted from time to time.  Series B Preferred Stock shall not have the right to vote on any matters, questions, or proceedings of this Corporation. Holders of the Series B Preferred Stock must hold their Preferred shares for a period one (1) year from the Issuance Date prior to converting their Series B Preferred Shares to Common Shares.

Following the expiration of the Hold Period, the Corporation shall issue to the Holders bonus shares of the Corporation’s Common Stock in such amount to be the number of Series B Preferred held by each Holder by (ii)”). The Board of Directors shall have the authority, in its discretion, to grant the Bonus Shares to the Holders. Each Bonus Share shall constitute a transfer of a restricted Common Share to the Holder, without other payment therefor, as a bonus to the Holder.

On September 22, 2023, the Company issued 53,333 restricted shares of common stock (Post split) valued at $2,928,000 based on the stock price on the date of the agreement to the Company’s CEO for services beginning October 1, 2023 and ended September 30, 2024. As of September 30, 2024, $2,928,000 of the value of the issuance was recoded to compensation cost, of which $2,196,000 was recorded during the nine months ended September 30, 2024.

NOTE 11 – STOCKHOLDERS’ EQUITY

As of December 31, 2023 and 2022, the Company had 109,634,536 and 80,634,536 shares of common stock issued and outstanding.

On October 12, 2023, the Board of Directors authorize an amendment to the articles of Incorporation to specifically increase the authorized shares to One Billion (1,000,000,000), consisting of; (i) Seven Hundred Million (700,000,000) shares of Common Stock, par value $0.0001 per share, Three Hundred Million (300,000,000) shares of preferred stock, par value $0.0001 per share which are issuable in one or more Series; to designate 10,000,000 preferred shares as Series A Preferred Stock and, (iv) to designate 10,000,000 preferred shares as Series B Preferred Stock.

The Series A Preferred Stock shall rank senior to all Common Stock and any other class of securities that is specifically designated as junior to the Series A Preferred Stock however, does not have the right to vote. The Series A Preferred Stock is entitled to receive dividends from the Issuance Date thereof at the annual rate of three percent (3%) of the Original Issue Price, payable by the Board of Directors in quarterly installments. The Dividends shall cease to accrue on shares of Series A Preferred Stock on the date of any Conversion, as set forth herein. Each share of Series A Preferred Stock shall be convertible at the option of the holder after the One (1) Year anniversary of the Issuance Date, into a number of shares of Common Stock determined by dividing (i) the total number of Series A Preferred Shares being converted by (ii) the Conversion Price (the “Conversion Ratio”). The conversion price for the Series A Preferred Stock (the “Conversion Price”) shall be equal to $1.00 per share, which may be adjusted from time to time as hereinafter provided.

Series B Preferred Stock shall rank senior to all Common Stock and pari passu to the Series A Preferred Stock. Each share of Series B Preferred Stock shall be convertible at the option of the Holder thereof at any time, and from time to time, from and after the One (1) Year anniversary of the Issuance Date, into a number of shares of Common Stock determined by dividing (i) the total number of Series B Preferred Shares being converted by (ii) the Conversion Price The conversion price for the Series B Preferred Stock (the “Conversion Price”) shall be equal to $1.00 per share, which may be adjusted from time to time.  Series B Preferred Stock shall not have the right to vote on any matters, questions, or proceedings of this Corporation. Holders of the Series B Preferred Stock must hold their Preferred shares for a period one (1) year from the Issuance Date prior to converting their Series B Preferred Shares to Common Shares.

Following the expiration of the Hold Period, the Corporation shall issue to the Holders bonus shares of the Corporation’s Common Stock in such amount to be the number of Series B Preferred held by each Holder by (ii)”). The Board of Directors shall have the authority, in its discretion, to grant the Bonus Shares to the Holders. Each Bonus Share shall constitute a transfer of a restricted Common Share to the Holder, without other payment therefor, as a bonus to the Holder.

On September 13, 2022, the Company issued 38,944,965 restricted shares of common stock valued at $7,788,933 based on the stock price on the date of the agreement to the Company’s CEO for services. As of December 31, 2022, $7,788,933 of the value of the issuance was recoded to compensation cost.

On May 11, 2023, the Company issued 5,000,000 restricted shares of common stock valued at $875,000 for certain intangible assets (See Note 4).

On September 22, 2023, the Company issued 24,000,000 restricted shares of common stock valued at $2,928,000 based on the stock price on the date of the agreement to the Company’s CEO for services beginning October 1, 2023 and ended September 30, 2024. As of December 31, 2023, $732,000 of the value of the issuance was recoded to compensation cost.